Significant Events and Transactions	6 Months Ended
Jun. 30, 2026
Significant Events and Transactions [Abstract]
Significant Events and Transactions

Note 10 — Significant Events and Transactions

The matters described in Notes 3 through 14 constitute the principal significant events and transactions during the six months ended June 30, 2026. In addition, inventories increased by MXN 677,879 thousand, from MXN 1,997,197 thousand at December 31, 2025 to MXN 2,675,076 thousand at June 30, 2026, primarily due to the acquired Tupperware operations and working-capital requirements in the pre-existing businesses.

Accounts receivable from property sales decreased from an aggregate current and non-current balance of MXN 103,551 thousand at December 31, 2025 to MXN 47,823 thousand at June 30, 2026. Collections of MXN 55,728 thousand are presented within investing activities (six months ended June 30, 2025: MXN 51,072 thousand), consistently with the nature of the property-sale proceeds in the annual cash-flow statement.